Finance costs and finance income - (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance revenues:
Interest on time deposits	$ 9,998,000	$ 7,795,000	$ 3,521,000
Interests on third party loans	662,000	800,000	449,000
Interest on loans to related parties	21,000	23,000	94,000
Interest from financial instruments	0	85,000	74,000
Interest on tax claims	263,000	0	0
Other finance revenues	985,000	0	565,000
Reversal of the amortized cost of the syndicated loan	0	85,000	8,855,000
Unrealized change of the fair value related to contingent consideration liability	0	0	813,000
Accrual of other account receivable	599,000	269,000	72,000
Financial obligations amortized costs	0	0	(515,000)
Finance income before financial obligations amortized costs and unrealized variation of fair value related to contingent consideration liability	11,929,000	8,703,000	4,703,000
Total finance revenues	12,528,000	9,057,000	14,443,000
Finance costs:
Interest related to the liability resulting from the tax claim of the years 2009-2010	0	58,454,000	0
Interest related to senior notes	30,250,000	30,250,000	31,771,000
Interest on borrowings and loans	7,276,000	9,044,000	10,865,000
Interest related to payments to the tax administration related to year 2014	3,003,000	0	0
Bonds non-domiciled interest	1,902,000	0	0
Settlement of hedging financial instruments	0	0	818,000
Tax on financial transactions	186,000	500,000	189,000
Interest of loans with third parties	0	0	26,000
Fair value variation of the financial liability of the contingent consideration liability	6,657,000	4,709,000	0
Finance costs before unrealized change of fair value related to contingent consideration liability	(42,617,000)	(98,248,000)	(43,669,000)
Accretion expense for mine closure and exploration projects	8,081,000	11,838,000	5,070,000
Accrual of costs for bond issuance	2,122,000	2,082,000	1,963,000
Structuring costs related to the credit line of US$200M	2,062,000	0	0
Amortized cost of financial obligations	700,000	155,000	2,820,000
Update of the accounts receivable from Howden Hodco Per	0	1,956,000	0
Accretion expense for leases related to rights in use	623,000	266,000	99,000
Other finance costs	2,535,000	0	0
Financial expenses	65,397,000	119,254,000	54,136,000
Line of credit
Finance costs:
Borrowing capacity	200,000,000
Contacto Corredores de Seguros S.A. | Howden Hodco Peru S.A
Finance revenues:
Accrual of other account receivable	599,000
Finance costs:
Amortized cost of financial obligations	0	$ 0	$ 515,000
Update of the accounts receivable from Howden Hodco Per	$ 1,950,000